UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

June 30, 2013

Shares	Description (1)	Value
	Aerospace & Defense – 0.7%

417	BE Aerospace Inc., (2)	$26,304

432	Textron Inc.	11,254
	Total Aerospace & Defense	37,558
	Airlines – 1.1%

2,043	Delta Air Lines, Inc.	38,225

1,505	Southwest Airlines Co.	19,399
	Total Airlines	57,624
	Apparel, Accessories & Luxury Goods – 1.6%

616	Michael Kors Holdings Limited, (2)	38,204

327	PVH Corporation	40,891
	Total Apparel, Accessories & Luxury Goods	79,095
	Auto Components – 2.0%

1,162	Delphi Automotive PLC	58,902

687	Lear Corporation	41,536
	Total Auto Components	100,438
	Beverages – 1.5%

624	Beam Inc.	39,381

509	Brown-Forman Corporation	34,383
	Total Beverages	73,764
	Biotechnology – 0.7%

384	Alexion Pharmaceuticals Inc., (2)	35,420
	Building Products – 1.1%

1,475	Fortune Brands Home & Security	57,142
	Capital Markets – 5.1%

260	Affiliated Managers Group Inc., (2)	42,624

3,116	American Capital Limited, (2)	39,480

894	Ameriprise Financial, Inc.	72,307

2,238	Invesco LTD	71,168

1,137	SEI Investments Company	32,325
	Total Capital Markets	257,904
	Chemicals – 2.9%

526	Eastman Chemical Company	36,825

1,430	Huntsman Corporation	23,681

187	PPG Industries, Inc.	27,379

135	Sherwin-Williams Company	23,841

350	Westlake Chemical Corporation	33,744
	Total Chemicals	145,470
	Commercial Banks – 2.7%

6,704	KeyCorp.	74,012

6,680	Regions Financial Corporation	63,660
	Total Commercial Banks	137,672
	Computers & Peripherals – 2.5%

787	NetApp, Inc.	29,733

884	SanDisk Corporation	54,012

699	Western Digital Corporation	43,401
	Total Computers & Peripherals	127,146

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2013

Shares	Description (1)	Value
	Construction & Engineering – 1.4%

444	Chicago Bridge & Iron Company N.V.	$26,489

1,596	Quanta Services Incorporated, (2)	42,230
	Total Construction & Engineering	68,719
	Containers & Packaging – 1.1%

915	Owens-Illinois, Inc., (2)	25,428

315	Rock-Tenn Company	31,462
	Total Containers & Packaging	56,890
	Diversified Consumer Services – 0.5%

1,085	ITT Educational Services, Inc., (2)	26,474
	Diversified Financial Services – 0.5%

154	Intercontinental Exchange, Inc., (2)	27,375
	Electric Utilities – 1.9%

667	Edison International	32,123

623	Pinnacle West Capital Corporation	34,558

950	PPL Corporation	28,747
	Total Electric Utilities	95,428
	Electrical Equipment – 1.4%

703	Eaton PLC	46,264

264	Rockwell Automation, Inc.	21,949
	Total Electrical Equipment	68,213
	Electronic Components – 0.8%

496	Amphenol Corporation, Class A	38,658
	Electronic Equipment & Instruments – 1.0%

1,487	Avnet Inc., (2)	49,963
	Energy Equipment & Services – 0.8%

1,565	Superior Energy Services, Inc., (2)	40,596
	Food Products – 4.5%

1,820	ConAgra Foods, Inc.	63,573

2,366	Dean Foods Company, (2)	23,707

439	Hershey Foods Corporation	39,194

376	Ingredion Inc.	24,673

358	JM Smucker Company	36,928

1,508	Tyson Foods, Inc., Class A	38,725
	Total Food Products	226,800
	Health Care Equipment & Supplies – 1.7%

2,167	Hologic Inc., (2)	41,823

553	Zimmer Holdings, Inc.	41,442
	Total Health Care Equipment & Supplies	83,265
	Health Care Providers & Services – 3.8%

462	AmerisourceBergen Corporation	25,793

2,240	Brookdale Senior Living Inc., (2)	59,226

290	CIGNA Corporation	21,022

294	Davita Inc., (2)	35,515

1,432	HCA Holdings Inc.	51,638
	Total Health Care Providers & Services	193,194

2	Nuveen Investments

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.5%

1,204	Dunkin Brands Group Inc.	$51,555

772	Starwood Hotels & Resorts Worldwide, Inc.	48,783

441	Wyndham Worldwide Corporation	25,238
	Total Hotels, Restaurants & Leisure	125,576
	Household Durables – 2.8%

1,181	Lennar Corporation, Class A	42,563

2,068	Newell Rubbermaid Inc.	54,285

378	Whirlpool Corporation	43,228
	Total Household Durables	140,076
	Insurance – 6.6%

306	Everest Reinsurance Group Ltd	39,248

1,744	Hartford Financial Services Group, Inc.	53,924

3,162	Old Republic International Corporation	40,695

859	Torchmark Corporation	55,955

1,268	Valdius Holdings Limited	45,800

1,097	WR Berkley Corporation	44,823

1,794	XL Capital Ltd, Class A	54,394
	Total Insurance	334,839
	Internet Software & Services – 0.6%

681	Akamai Technologies, Inc., (2)	28,977
	IT Services – 2.7%

318	Alliance Data Systems Corporation, (2)	57,568

1,438	Amdocs Limited	53,335

691	Paychex, Inc.	25,235
	Total IT Services	136,138
	Life Sciences Tools & Services – 1.3%

778	Agilent Technologies, Inc.	33,267

984	Perkinelmer Inc.	31,980
	Total Life Sciences Tools & Services	65,247
	Machinery – 4.8%

879	Ingersoll Rand Company Limited, Class A	48,802

625	PACCAR Inc.	33,538

509	Stanley Black & Decker Inc.	39,346

435	Timken Company	24,482

696	WABCO Holdings Inc., (2)	51,984

851	Wabtec Corporation	45,469
	Total Machinery	243,621
	Media – 1.6%

1,633	Cinemark Holdings Inc.	45,593

446	Liberty Global PLC Class A, (2)	33,040
	Total Media	78,633
	Metals & Mining – 0.5%

633	Nucor Corporation	27,422
	Multiline Retail – 0.6%

668	Macy’s, Inc.	32,064

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2013

Shares	Description (1)	Value
	Multi-Utilities – 2.4%

862	Ameren Corporation	$29,687

1,168	CenterPoint Energy, Inc.	27,436

530	DTE Energy Company	35,515

1,765	TECO Energy, Inc.	30,340
	Total Multi-Utilities	122,978
	Office Electronics – 0.8%

4,588	Xerox Corporation	41,613
	Oil, Gas & Consumable Fuels – 5.2%

544	Cabot Oil & Gas Corporation	38,635

432	EQT Corporation	34,288

702	Noble Energy, Inc.	42,148

381	Range Resources Corporation	29,459

698	SM Energy Company	41,866

1,104	Southwestern Energy Company, (2)	40,329

1,081	Valero Energy Corporation	37,586
	Total Oil, Gas & Consumable Fuels	264,311
	Paper & Forest Products – 0.7%

808	International Paper Company	35,802
	Personal Products – 0.4%

912	Avon Products, Inc.	19,179
	Pharmaceuticals – 1.7%

468	Actavis Inc., (2)	59,071

370	Jazz Pharmaceuticals, Inc., (2)	25,430
	Total Pharmaceuticals	84,501
	Real Estate Management & Development – 1.3%

601	Howard Hughes Corporation, (2)	67,366
	Retail REIT – 5.3%

2,891	CBL & Associates Properties Inc.	61,925

2,276	General Growth Properties Inc.	45,224

740	Realty Income Corporation	31,021

2,121	Tanger Factory Outlet Centers	70,969

750	Taubman Centers Inc.	56,363
	Total Retail REIT	265,502
	Road & Rail – 1.1%

1,626	Hertz Global Holdings Inc., (2)	40,325

163	Kansas City Southern Industries	17,271
	Total Road & Rail	57,596
	Semiconductors & Equipment – 2.7%

2,261	Applied Materials, Inc.	33,712

934	Avago Technologies Limtied	34,913

759	Lam Research Corporation, (2)	33,654

967	Linear Technology Corporation	35,624
	Total Semiconductors & Equipment	137,903
	Software – 2.9%

5,198	Cadence Design Systems, Inc., (2)	75,267

4	Nuveen Investments

Shares	Description (1)	Value
	Software (continued)

522	Intuit, Inc.	$31,858

1,761	Symantec Corporation	39,570
	Total Software	146,695
	Specialized REIT – 0.7%

534	Health Care REIT, Inc.	35,794
	Specialty Retail – 6.7%

1,580	AutoNation Inc., (2)	68,556

81	AutoZone, Inc., (2)	34,319

1,699	CST Brands Inc., (2)	52,346

1,524	Foot Locker, Inc.	53,538

1,168	Gap, Inc.	48,741

751	Signet Jewelers Limited	50,640

511	Williams-Sonoma Inc.	28,560
	Total Specialty Retail	336,700
	Trading Companies & Distributors – 1.3%

101	W.W. Grainger, Inc.	25,470

586	WESCO International Inc., (2)	39,827
	Total Trading Companies & Distributors	65,297
	Wireless Telecommunication Services – 0.4%

831	T-Mobile US Inc., (2)	20,617
	Total Investments (cost $4,382,423) – 98.9%	4,999,255
	Other Assets Less Liabilities – 1.1%	53,126
	Net Assets – 100%	$5,052,381

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common stocks	$4,999,255	$—	$—	$4,999,255

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $4,394,611.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$661,052
Depreciation	(56,408)
Net unrealized appreciation (depreciation) of investments	$604,644

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

June 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 97.0%

	Aerospace & Defense – 3.7%

12,814	BE Aerospace Inc., (2)	$808,307

10,646	Boeing Company	1,090,576

13,065	Honeywell International Inc.	1,036,577

4,493	Lockheed Martin Corporation	487,311

14,231	United Technologies Corporation	1,322,629
	Total Aerospace & Defense	4,745,400
	Air Freight & Logistics – 0.7%

9,735	United Parcel Service, Inc., Class B	841,883
	Apparel, Accessories & Luxury Goods – 0.8%

7,975	PVH Corporation	997,274
	Auto Components – 1.1%

28,403	Delphi Automotive PLC	1,439,748
	Beverages – 3.4%

17,542	Coca-Cola Enterprises Inc.	616,777

53,316	Coca-Cola Company	2,138,505

20,154	PepsiCo, Inc.	1,648,396
	Total Beverages	4,403,678
	Biotechnology – 3.2%

13,101	Amgen Inc.	1,292,545

3,776	Biogen Idec Inc., (2)	812,595

6,193	Celgene Corporation, (2)	724,024

24,371	Gilead Sciences, Inc., (2)	1,248,039
	Total Biotechnology	4,077,203
	Capital Markets – 1.3%

7,214	Affiliated Managers Group Inc., (2)	1,182,663

3,940	Franklin Resources, Inc.	535,919
	Total Capital Markets	1,718,582
	Chemicals – 3.6%

10,392	Eastman Chemical Company	727,544

3,807	Ecolab Inc.	324,318

16,182	LyondellBasell Industries NV	1,072,219

11,845	Monsanto Company	1,170,286

4,358	PPG Industries, Inc.	638,055

7,384	Westlake Chemical Corporation	711,891
	Total Chemicals	4,644,313
	Communication Equipment – 0.9%

18,532	QUALCOMM, Inc.	1,131,935
	Computers & Peripherals – 4.9%

11,903	Apple, Inc.	4,714,540

51,062	EMC Corporation	1,206,084

6,400	SanDisk Corporation	391,040
	Total Computers & Peripherals	6,311,664
	Construction & Engineering – 0.3%

7,090	Chicago Bridge & Iron Company N.V.	422,989

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2013

Shares	Description (1)	Value
	Consumer Finance – 1.0%

26,807	Discover Financial Services	$1,277,085
	Containers & Packaging – 0.3%

16,178	Owens-Illinois, Inc., (2)	449,587
	Diversified Financial Services – 0.5%

3,577	Intercontinental Exchange, Inc., (2)	635,848
	Diversified Telecommunication Services – 2.4%

61,028	Verizon Communications Inc.	3,072,150
	Electrical Equipment – 0.5%

15,170	Ametek Inc.	641,691
	Energy Equipment & Services – 1.5%

8,100	Cooper Cameron Corporation, (2)	495,396

20,566	Schlumberger Limited	1,473,760
	Total Energy Equipment & Services	1,969,156
	Food & Staples Retailing – 1.9%

14,357	Costco Wholesale Corporation	1,587,453

12,307	Wal-Mart Stores, Inc.	916,748
	Total Food & Staples Retailing	2,504,201
	Food Products – 2.6%

25,913	General Mills, Inc.	1,257,558

12,936	Hershey Foods Corporation	1,154,926

11,892	Kraft Foods Inc.	664,406

12,027	Pinnacle Foods Inc.	290,452
	Total Food Products	3,367,342
	Health Care Equipment & Supplies – 2.0%

27,896	Baxter International, Inc.	1,932,356

7,113	Becton, Dickinson and Company	702,978
	Total Health Care Equipment & Supplies	2,635,334
	Health Care Providers & Services – 2.0%

11,805	Express Scripts, Holding Company, (2)	728,250

18,056	HCA Holdings Inc.	651,099

10,447	McKesson HBOC Inc.	1,196,182
	Total Health Care Providers & Services	2,575,531
	Hotels, Restaurants & Leisure – 3.1%

9,760	McDonald’s Corporation	966,240

34,209	Starbucks Corporation	2,240,347

5,025	Starwood Hotels & Resorts Worldwide, Inc.	317,530

7,942	Wyndham Worldwide Corporation	454,521
	Total Hotels, Restaurants & Leisure	3,978,638
	Household Durables – 0.6%

14,974	Newell Rubbermaid Inc.	393,068

3,344	Whirlpool Corporation	382,420
	Total Household Durables	775,488
	Household Products – 1.6%

22,244	Colgate-Palmolive Company	1,274,359

7,870	Kimberly-Clark Corporation	764,492
	Total Household Products	2,038,851

8	Nuveen Investments

Shares	Description (1)	Value
	Industrial Conglomerates – 1.1%

7,394	3M Co.	$808,534

9,533	Carlisle Companies Inc.	594,001
	Total Industrial Conglomerates	1,402,535
	Insurance – 0.5%

13,020	Hanover Insurance Group Inc.	637,069
	Internet & Catalog Retail – 1.7%

4,339	Amazon.com, Inc., (2)	1,204,897

1,164	priceline.com Incorporated, (2)	962,779
	Total Internet & Catalog Retail	2,167,676
	Internet Software & Services – 5.5%

37,072	eBay Inc., (2)	1,917,364

13,477	Facebook Inc., Class A Shares, (2)	335,038

5,504	Google Inc., Class A, (2)	4,845,556
	Total Internet Software & Services	7,097,958
	IT Services – 7.1%

9,715	Accenture Limited	699,091

5,248	Alliance Data Systems Corporation, (2)	950,045

9,495	Automatic Data Processing, Inc.	653,826

16,604	International Business Machines Corporation (IBM)	3,173,190

2,727	MasterCard, Inc.	1,566,662

11,354	Visa Inc.	2,074,944
	Total IT Services	9,117,758
	Life Sciences Tools & Services – 0.4%

13,617	Agilent Technologies, Inc.	582,263
	Machinery – 3.2%

6,982	Caterpillar Inc.	575,945

4,222	Cummins Inc.	457,918

17,646	Donaldson Company, Inc.	629,256

15,486	Ingersoll Rand Company Limited, Class A	859,783

14,640	Lincoln Electric Holdings Inc.	838,433

14,099	Wabtec Corporation	753,310
	Total Machinery	4,114,645
	Media – 4.7%

32,864	Cinemark Holdings Inc.	917,563

29,491	Comcast Corporation, Class A	1,235,083

6,232	Liberty Global PLC Class A, (2)	461,667

9,550	Scripps Networks Interactive, Class A Shares	637,558

11,425	Time Warner Cable, Class A	1,285,084

11,755	Viacom Inc., Class B	799,928

11,290	Walt Disney Company	712,964
	Total Media	6,049,847
	Multiline Retail – 0.8%

14,738	Target Corporation	1,014,859
	Oil, Gas & Consumable Fuels – 2.6%

12,887	Cabot Oil & Gas Corporation	915,235

15,795	Noble Energy, Inc.	948,332

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2013

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

3,901	Range Resources Corporation	$301,625

10,294	SM Energy Company	617,434

18,661	Williams Companies, Inc.	605,923
	Total Oil, Gas & Consumable Fuels	3,388,549
	Personal Products – 0.5%

9,416	Estee Lauder Companies Inc., Class A	619,290
	Pharmaceuticals – 4.3%

14,502	AbbVie Inc.	599,513

14,293	Actavis Inc., (2)	1,804,062

4,248	Allergan, Inc.	357,852

26,112	Bristol-Myers Squibb Company	1,166,945

16,244	Eli Lilly and Company	797,905

9,126	Johnson & Johnson	783,558
	Total Pharmaceuticals	5,509,835
	Retail REIT – 0.9%

7,693	Simon Property Group, Inc.	1,214,879
	Road & Rail – 2.2%

34,089	CSX Corporation	790,524

12,878	Union Pacific Corporation	1,986,818
	Total Road & Rail	2,777,342
	Semiconductors & Equipment – 1.1%

14,215	Avago Technologies Limited	531,357

24,450	Broadcom Corporation, Class A	825,432
	Total Semiconductors & Equipment	1,356,789
	Software – 7.0%

9,760	Adobe Systems Incorporated, (2)	444,666

65,475	Cadence Design Systems, Inc., (2)	948,078

5,469	Informatica Corporation, (2)	191,306

146,099	Microsoft Corporation	5,044,796

55,463	Oracle Corporation	1,703,823

16,858	Salesforce.com, Inc., (2)	643,638
	Total Software	8,976,307
	Specialized REIT – 1.3%

5,922	Public Storage, Inc.	908,020

15,001	Rayonier Inc.	830,905
	Total Specialized REIT	1,738,925
	Specialty Retail – 4.8%

18,838	AutoNation Inc., (2)	817,381

27,490	Foot Locker, Inc.	965,724

24,329	Gap, Inc.	1,015,249

34,600	Home Depot, Inc.	2,680,462

12,284	Williams-Sonoma Inc.	686,553
	Total Specialty Retail	6,165,369
	Textiles, Apparel & Luxury Goods – 0.9%

18,196	Nike, Inc., Class B	1,158,721

10	Nuveen Investments

Shares	Description (1)			Value
	Thrifts & Mortgage Finance – 0.5%

15,150	Ocwen Financial Corporation, (2)			$624,483
	Tobacco – 2.0%

29,754	Philip Morris International			2,577,291
	Total Common Stocks (cost $114,172,354)			124,947,961

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%

	Repurchase Agreements – 3.1%

$4,032	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $4,032,359 collateralized by $4,180,000 U.S. Treasury Notes, 0.625% due 5/31/17, value $4,113,421	0.010%	7/01/13	$4,032,356
	Total Short-Term Investments (cost $4,032,356)			4,032,356
	Total Investments (cost $118,204,710) – 100.1%			128,980,317
	Other Assets Less Liabilities – (0.1)%			(146,894)
	Net Assets – 100%			$128,833,423

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common stocks	$124,947,961	$—	$—	$124,947,961
Short-Term Investments:
Repurchase Agreements	—	4,032,356	—	4,032,356
Total	$124,947,961	$4,032,356	$—	$128,980,317

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $118,417,289.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2013

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$12,338,580
Depreciation	(1,775,552)
Net unrealized appreciation (depreciation) of investments	$10,563,028

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

June 30, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 94.1%

	Aerospace & Defense – 1.3%

1,527	European Aeronautic Defence & Space Company	$81,622
	Automobiles – 3.5%

827	Honda Motor Company Limited, Sponsored ADR	30,806

793	Honda Motor Company Limited	29,464

2,704	Toyota Motor Corporation	163,309
	Total Automobiles	223,579
	Beverages – 2.4%

7,524	Coca-Cola Amatil Limited	87,458

2,214	Diageo PLC	63,307
	Total Beverages	150,765
	Capital Markets – 2.3%

1,568	Credit Suisse Group	41,584

982	Deutsche Bank AG	41,101

3,701	UBS AG	63,006
	Total Capital Markets	145,691
	Chemicals – 4.6%

3,673	Kuraray Company Limited	51,551

2,032	Nitto Denko Corporation	130,713

1,065	Potash Corporation of Saskatchewan	40,627

1,787	Umicore	74,271
	Total Chemicals	297,162
	Commercial Banks – 10.4%

1,468	BNP Paribas S.A.	80,207

10,102	DnB NOR ASA	146,266

4,174	Grupo Financiero Santander Mexico SAB de CV	59,313

3,029	Hang Seng Bank	44,794

7,165	HSBC Holdings PLC	74,322

4,061	Mitsubishi UFJ Financial Group, Inc., ADR	25,059

13,579	Mizuho Financial Group	28,204

594	Societe Generale	20,412

3,501	Standard Chartered PLC	75,986

1,973	Sumitomo Mitsui Financial Group	90,514

5,058	UniCredit SpA	23,688
	Total Commercial Banks	668,765
	Commercial Services & Supplies – 0.8%

2,104	Aggreko PLC	52,545
	Construction & Engineering – 0.8%

1,349	Royal Boskalis Westminster NV	49,192
	Diversified Financial Services – 1.0%

6,761	ING Groep N.V., Ordinary Shares	61,603
	Diversified Telecommunication Services – 0.4%

1,142	Telefonica Brasil S.A.	26,060
	Electrical Equipment – 2.8%

2,202	ABB Limited	47,695

1,166	ABB Limited	25,319

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

June 30, 2013

Shares	Description (1)	Value

	Electrical Equipment (continued)

1,654	Nidec Corporation, ADR	$28,978

146	Nidec Corporation	10,187

1,975	Sensata Technologies Holdings	68,928
	Total Electrical Equipment	181,107
	Energy Equipment & Services – 0.6%

1,877	Subsea 7 SA	32,909

359	Subsea 7 SA, ADR, (3)	6,385
	Total Energy Equipment & Services	39,294
	Food & Staples Retailing – 2.3%

4,450	Jeronimo Martins SGPS	93,778

746	Koninklijke Ahold NV, Sponsored ADR, (3)	11,108

3,028	Koninklijke Ahold NV, Sponsored ADR	45,070
	Total Food & Staples Retailing	149,956
	Food Products – 3.9%

227	Nestle S.A., Sponsored ADR, (3)	14,932

1,497	Nestle SA	98,183

680	Unilever PLC, ADR	27,506

2,638	Unilever PLC, ADR	106,806
	Total Food Products	247,427
	Health Care Providers & Services – 1.4%

2,520	Fresenius Medical Care AG	88,880
	Household Durables – 0.9%

2,762	Brookfield Residential Properties Inc.	60,930
	Industrial Conglomerates – 1.0%

646	Rheinmetall AG	30,107

338	Siemens AG, Sponsored ADR	34,163
	Total Industrial Conglomerates	64,270
	Insurance – 6.9%

14,600	AIA Group Limited	61,837

344	Allianz AG ORD Shares	50,262

1,657	Hannover Rueckversicherung AG	119,316

2,290	Prudential Corporation PLC	37,442

1,595	Prudential Corporation PLC	52,188

2,461	SCOR SE	75,519

1,581	XL Capital Ltd, Class A	47,936
	Total Insurance	444,500
	Internet Software & Services – 1.1%

928	Tencent Holdings Limited	36,397

1,233	Yandex NV, Class A Shares	34,068
	Total Internet Software & Services	70,465
	Life Sciences Tools & Services – 0.6%

1,804	WuXi PharmaTech Inc.	37,884
	Machinery – 2.1%

748	Kone OYJ	59,440

2,227	Nabtesco Corporation	46,323

606	Vallourec S.A.	30,665
	Total Machinery	136,428

14	Nuveen Investments

Shares	Description (1)	Value

	Media – 1.3%

152	WPP Group PLC	$12,979

4,119	WPP Group PLC	70,291
	Total Media	83,270
	Metals & Mining – 3.0%

710	BHP Billiton PLC, ADR	40,939

1,283	BHP Billiton PLC, ADR	36,809

5,028	Iluka Resources Limited	45,938

1,496	Rio Tinto Limited	71,651
	Total Metals & Mining	195,337
	Multiline Retail – 1.7%

1,586	Next PLC	109,949
	Office Electronics – 0.5%

900	Canon Inc.	29,356
	Oil, Gas & Consumable Fuels – 5.9%

4,586	BG Group PLC	78,016

469	BG PLC., Sponsored ADR, (3)	7,954

2,099	Repsol YPF S.A.	44,288

3,379	Royal Dutch Shell PLC, Class B Shares	111,831

1,220	StatoilHydro ASA	25,166

1,702	StatoilHydro ASA	35,214

278	Total S.A., Sponsored ADR	13,539

1,323	Total S.A.	64,587
	Total Oil, Gas & Consumable Fuels	380,595
	Personal Products – 0.7%

291	L’Oreal	47,821
	Pharmaceuticals – 10.2%

1,137	AstraZeneca PLC, Sponsored ADR	53,780

986	Bayer AG, Sponsored ADR	105,151

680	Novartis AG, Sponsored ADR	48,083

1,574	Novartis AG, Sponsored ADR	111,816

686	Novo Nordisk A/S	106,909

1,351	Sanofi-Aventis	69,590

427	Sanofi-Synthelabo, SA	44,253

2,092	Shire plc, ADR	66,341

1,227	Teva Pharmaceutical Industries Limited, Sponsored ADR	48,098
	Total Pharmaceuticals	654,021
	Real Estate Investment Trust – 1.2%

5,855	Westfield Group	61,258

4,788	Westfield Realty Trust	13,574
	Total Real Estate Investment Trust	74,832
	Real Estate Management & Development – 3.7%

874	Altisource Portfolio Solutions S.A.	82,226

2,646	Brookfield Properties Corporation	44,004

3,000	Daiwa House Industry Company Limited	55,989

11,995	Hysan Development Company	51,809
	Total Real Estate Management & Development	234,028

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

June 30, 2013

Shares	Description (1)	Value

	Road & Rail – 0.6%

500	East Japan Railway Company	$38,869
	Semiconductors & Equipment – 2.2%

948	ASM Lithography Holding NV	74,987

2,030	NXP Semiconductors NV	62,889
	Total Semiconductors & Equipment	137,876
	Software – 1.4%

952	Check Point Software Technology Limited	47,295

5,040	Giant Interactive Group, Inc., ADR	40,370
	Total Software	87,665
	Textiles, Apparel & Luxury Goods – 3.0%

2,971	Burberry Group PLC	61,048

494	LVMH Moet Hennessy	80,055

19,034	Yue Yuen Industrial Holdings Limited	49,204
	Total Textiles, Apparel & Luxury Goods	190,307
	Tobacco – 1.4%

743	British American Tobacco PLC	38,055

483	British American Tobacco PLC	49,720
	Total Tobacco	87,775
	Trading Companies & Distributors – 3.4%

6,688	Ashtead Group PLC	65,661

6,500	Itochu Corporation	75,040

6,010	Mitsui & Company Limited	75,504
	Total Trading Companies & Distributors	216,205
	Wireless Telecommunication Services – 2.8%

1,200	KDDI Corporation	62,432

846	Millicom International Cellular SA	60,945

20,658	Vodafone Group PLC	59,021
	Total Wireless Telecommunication Services	182,398
	Total Common Stocks (cost $5,570,009)	6,028,429

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%

2,099	Repsol YPF SA Stock Rights	$1,170
	Total Common Stock Rights (cost $1,240)	1,170

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 5.0%

5,619	iShares MSCI EAFE Index Fund	$322,418
	Total Investment Companies (cost $312,575)	322,418
	Total Investments (cost $5,883,824) – 99.1%	6,352,017
	Other Assets Less Liabilities – 0.9%	57,729
	Net Assets – 100%	$6,409,746

16	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,988,050	$40,379	$—	$6,028,429
Common Stock Rights	1,170	—	—	1,170
Investment Companies	322,418	—	—	322,418
Total	$6,311,638	$40,379	$—	$6,352,017

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $5,891,588.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$680,350
Depreciation	(219,921)
Net unrealized appreciation (depreciation) of investments	$460,429

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.
ADR	American Depositary Receipt.

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Low Volatility Equity Fund

(formerly Nuveen Symphony Optimized Alpha Fund)

June 30, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 95.6%

	Aerospace & Defense – 4.5%

609	General Dynamics Corporation	$47,703

689	Honeywell International Inc.	54,665

467	Lockheed Martin Corporation	50,651

378	TransDigm Group Inc.	59,259

684	United Technologies Corporation	63,571
	Total Aerospace & Defense	275,849
	Automobiles – 1.6%

2,086	General Motors Company, (2)	69,485

538	Harley-Davidson, Inc.	29,493
	Total Automobiles	98,978
	Beverages – 0.9%

1,431	Coca-Cola Company	57,397
	Biotechnology – 3.1%

644	Amgen Inc.	63,537

228	Biogen Idec Inc., (2)	49,066

1,498	Gilead Sciences, Inc., (2)	76,713
	Total Biotechnology	189,316
	Capital Markets – 2.0%

608	Ameriprise Financial, Inc.	49,175

221	Franklin Resources, Inc.	30,060

788	Northern Trust Corporation	45,625
	Total Capital Markets	124,860
	Chemicals – 1.1%

407	Eastman Chemical Company	28,494

579	LyondellBasell Industries NV	38,365
	Total Chemicals	66,859
	Commercial Banks – 5.4%

861	M&T Bank Corporation	96,217

915	PNC Financial Services Group, Inc.	66,722

3,418	Regions Financial Corporation	32,574

959	SunTrust Banks, Inc.	30,276

2,557	Wells Fargo & Company	105,527
	Total Commercial Banks	331,316
	Commercial Services & Supplies – 1.3%

1,938	Waste Management, Inc.	78,160
	Communications Equipment – 1.2%

1,201	Cisco Systems, Inc.	29,196

711	QUALCOMM, Inc.	43,428
	Total Communications Equipment	72,624
	Computers & Peripherals – 3.4%

379	Apple, Inc.	150,114

2,482	EMC Corporation	58,625
	Total Computers & Peripherals	208,739
	Consumer Finance – 0.9%

1,144	Discover Financial Services	54,500

18	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – 1.3%

225	Intercontinental Exchange, Inc., (2)	$39,996

713	JPMorgan Chase & Co.	37,639
	Total Diversified Financial Services	77,635
	Diversified Telecommunication Services – 3.0%

2,243	AT&T Inc.	79,402

2,032	Verizon Communications Inc.	102,291
	Total Diversified Telecommunication Services	181,693
	Electric Utilities – 0.6%

657	Pinnacle West Capital Corporation	36,444
	Food & Staples Retailing – 1.0%

576	Costco Wholesale Corporation	63,688
	Food Products – 4.9%

1,867	ConAgra Foods, Inc.	65,214

1,247	General Mills, Inc.	60,517

559	Hershey Foods Corporation	49,908

431	Ingredion Inc.	28,282

688	JM Smucker Company	70,967

455	Kellogg Company	29,225
	Total Food Products	304,113
	Health Care Equipment & Supplies – 3.0%

950	Baxter International, Inc.	65,807

686	Becton, Dickinson and Company	67,797

1,006	Medtronic, Inc.	51,779
	Total Health Care Equipment & Supplies	185,383
	Health Care Providers & Services – 1.1%

599	McKesson HBOC Inc.	68,586
	Hotels, Restaurants & Leisure – 1.3%

1,255	Starbucks Corporation	82,190
	Household Durables – 0.5%

932	Lennar Corporation, Class A	33,589
	Household Products – 1.2%

968	Procter & Gamble Company	74,526
	Industrial Conglomerates – 1.5%

3,960	General Electric Company	91,832
	Insurance – 4.6%

595	Allstate Corporation	28,631

236	Everest Reinsurance Group Ltd	30,269

2,142	Hartford Financial Services Group, Inc.	66,231

4,800	Old Republic International Corporation	61,776

624	PartnerRe Limited	56,509

1,233	XL Capital Ltd, Class A	37,385
	Total Insurance	280,801
	Internet & Catalog Retail – 0.5%

115	Amazon.com, Inc., (2)	31,934

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony Low Volatility Equity Fund (continued)

June 30, 2013

Shares	Description (1)	Value

	Internet Software & Services – 2.7%

781	eBay Inc., (2)	$40,393

141	Google Inc., Class A, (2)	124,132
	Total Internet Software & Services	164,525
	IT Services – 3.1%

207	Alliance Data Systems Corporation, (2)	37,473

850	Amdocs Limited	31,527

140	International Business Machines Corporation (IBM)	26,755

78	MasterCard, Inc.	44,811

273	Visa Inc.	49,891
	Total IT Services	190,457
	Life Sciences Tools & Services – 0.7%

505	Thermo Fisher Scientific, Inc.	42,738
	Machinery – 0.9%

1,414	Harsco Corporation	32,791

474	Joy Global Inc.	23,003
	Total Machinery	55,794
	Media – 2.3%

1,720	Comcast Corporation, Class A	72,034

487	Liberty Global PLC Class A, (2)	36,077

525	Walt Disney Company	33,154
	Total Media	141,265
	Multiline Retail – 0.8%

738	Target Corporation	50,819
	Multi-Utilities – 3.3%

3,222	CenterPoint Energy, Inc.	75,685

770	DTE Energy Company	51,598

2,391	Public Service Enterprise Group Incorporated	78,090
	Total Multi-Utilities	205,373
	Oil, Gas & Consumable Fuels – 7.7%

1,164	Chevron Corporation	137,748

2,019	Exxon Mobil Corporation	182,417

460	Marathon Petroleum Corporation	32,688

561	Noble Energy, Inc.	33,682

1,154	Phillips 66	67,982

354	SM Energy Company	21,233
	Total Oil, Gas & Consumable Fuels	475,750
	Paper & Forest Products – 0.9%

1,257	International Paper Company	55,698
	Pharmaceuticals – 7.2%

636	AbbVie Inc.	26,292

847	Actavis Inc., (2)	106,908

1,828	Johnson & Johnson	156,952

2,201	Merck & Company Inc.	102,236

1,935	Pfizer Inc.	54,199
	Total Pharmaceuticals	446,587

20	Nuveen Investments

Shares	Description (1)			Value
	Real Estate Investment Trust – 1.7%

619	Rayonier Inc.			$34,286

446	Simon Property Group, Inc.			70,432
	Total Real Estate Investment Trust			104,718
	Real Estate Management & Development – 0.9%

490	Howard Hughes Corporation, (2)			54,924
	Road & Rail – 1.9%

737	Norfolk Southern Corporation			53,543

431	Union Pacific Corporation			66,495
	Total Road & Rail			120,038
	Semiconductors & Equipment – 2.4%

787	Broadcom Corporation, Class A			26,569

3,144	Intel Corporation			76,148

1,204	Linear Technology Corporation			44,355
	Total Semiconductors & Equipment			147,072
	Software – 4.8%

1,166	Cadence Design Systems, Inc., (2)			16,884

841	Check Point Software Technology Limited, (2)			41,781

5,418	Microsoft Corporation			187,084

1,615	Oracle Corporation			49,613
	Total Software			295,362
	Specialty Retail – 3.2%

1,379	Home Depot, Inc.			106,831

589	PetSmart Inc.			39,457

741	Signet Jewelers Limited			49,966
	Total Specialty Retail			196,254
	Textiles, Apparel & Luxury Goods – 0.5%

241	PVH Corporation			30,136
	Tobacco – 0.7%

500	Philip Morris International			43,310
	Total Common Stocks (cost $5,092,447)			5,891,832

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.1%

$313	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $313,002, collateralized by $325,000 U.S. Treasury Notes, 0.625%, due 5/31/17, value $319,823	0.010%	7/01/13	$313,001
	Total Short-Term Investments (cost $313,001)			313,001
	Total Investments (cost $5,405,448) – 100.7%			6,204,833
	Other Assets Less Liabilities – (0.7)%			(41,675)
	Net Assets – 100%			$6,163,158

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony Low Volatility Equity Fund (continued)

June 30, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,891,832	$—	$—	$5,891,832
Short-Term Investments:
Repurchase Agreements	—	313,001	—	313,001
Total	$5,891,832	$313,001	$—	$6,204,833

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $5,412,677.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$838,411
Depreciation	(46,255)
Net unrealized appreciation (depreciation) of investments	$792,156

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

22	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2013